PROVISIONS AND CONTINGENT LIABILITIES - Movement in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Balance at beginning of the year	$ 125	$ 106
Arising during the year	25	31
Utilized	(19)	(1)
Unused amounts reversed	(11)	(9)
Transfer and reclassification		7
Discount rate adjustment and imputed interest	3	3
Translation adjustments and other	(2)	(12)
Balance at end of the year	121	125
Non-current	48	44
Current	73	81
Non-income tax provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	65	49
Arising during the year	9	18
Utilized	(15)	0
Unused amounts reversed	(5)	(2)
Transfer and reclassification		7
Discount rate adjustment and imputed interest	0	0
Translation adjustments and other	2	(7)
Balance at end of the year	56	65
Non-current	0	4
Current	56	61
Decommi-ssioning provision
Disclosure of other provisions [line items]
Balance at beginning of the year	40	43
Arising during the year	8	3
Utilized	(1)	(1)
Unused amounts reversed	(1)	(4)
Transfer and reclassification		0
Discount rate adjustment and imputed interest	3	3
Translation adjustments and other	(3)	(4)
Balance at end of the year	46	40
Non-current	46	40
Current	0	0
Legal provision
Disclosure of other provisions [line items]
Balance at beginning of the year	9	9
Arising during the year	0	0
Utilized	0	0
Unused amounts reversed	0	0
Transfer and reclassification		0
Discount rate adjustment and imputed interest	0	0
Translation adjustments and other	0	0
Balance at end of the year	9	9
Non-current	0	0
Current	9	9
Other provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	11	5
Arising during the year	8	10
Utilized	(3)	0
Unused amounts reversed	(5)	(3)
Transfer and reclassification		0
Discount rate adjustment and imputed interest	0	0
Translation adjustments and other	(1)	(1)
Balance at end of the year	10	11
Non-current	2	0
Current	$ 8	$ 11